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C000102799
Account Value [Line Items]
Line Graph and Table Measure Name																								Class A
Accumulated Value	$ 9,725		$ 9,804		$ 9,830		$ 9,982		$ 9,968		$ 9,980		$ 9,920		$ 9,819		$ 9,476		$ 9,570		$ 9,602		$ 9,661			$ 9,686		$ 9,745		$ 9,886		$ 9,858		$ 9,916		$ 9,980		$ 9,935		$ 9,944		$ 9,906		$ 10,019		$ 9,889		$ 9,844		$ 9,881		$ 9,834		$ 9,928		$ 9,931		$ 9,932		$ 9,940		$ 9,878		$ 9,801		$ 9,903		$ 10,026		$ 10,077		$ 10,137		$ 10,305		$ 10,350		$ 10,496		$ 10,528		$ 10,602		$ 10,792		$ 10,704		$ 10,704		$ 10,711		$ 10,739		$ 10,941		$ 11,094		$ 10,654		$ 10,488		$ 10,811		$ 10,898		$ 11,073		$ 11,009		$ 11,012		$ 10,986		$ 11,147		$ 11,210		$ 11,258		$ 11,051		$ 11,113		$ 11,229		$ 11,269		$ 11,295		$ 11,372	$ 11,328	$ 11,231	$ 11,217	$ 11,311	$ 11,320	$ 11,008	$ 10,943	$ 10,607	$ 10,240	$ 10,366	$ 10,161	$ 10,467	$ 10,208	$ 9,762	$ 9,658	$ 10,147	$ 10,106	$ 10,424	$ 10,171	$ 10,365	$ 10,347	$ 10,265	$ 10,350	$ 10,371	$ 10,265	$ 9,992	$ 9,870	$ 10,437	$ 10,684	$ 10,659	$ 10,666	$ 10,673	$ 10,542	$ 10,533	$ 10,687	$ 10,767	$ 10,856	$ 10,955	$ 10,815	$ 10,962	$ 10,821	$ 10,828	$ 10,928	$ 10,753	$ 10,671	$ 10,630	$ 10,698	$ 10,649	$ 10,726	$ 10,980	$ 11,100	$ 11,136	$ 11,147	$ 11,208	$ 11,365	$ 11,145
C000102801
Account Value [Line Items]
Line Graph and Table Measure Name																								Class C
Accumulated Value	10,000		10,075		10,095		10,238		10,217		10,230		10,155		10,045		9,688		9,778		9,804		9,866			9,878		9,940		10,077		10,042		10,088		10,147		10,095		10,098		10,059		10,161		10,030		9,971		10,002		9,949		10,044		10,034		10,036		10,031		9,962		9,878		9,981		10,099		10,144		10,192		10,361		10,400		10,540		10,559		10,633		10,809		10,722		10,707		10,708		10,729		10,925		11,078		10,625		10,453		10,768		10,847		11,015		10,952		10,941		10,915		11,061		11,116		11,164		10,945		11,000		11,108		11,148		11,159		11,228	11,177	11,075	11,054	11,139	11,142	10,834	10,756	10,427	10,060	10,177	9,963	10,257	10,003	9,560	9,444	9,925	9,871	10,175	9,922	10,105	10,089	9,995	10,079	10,093	9,976	9,712	9,588	10,133	10,358	10,326	10,327	10,327	10,202	10,179	10,321	10,400	10,472	10,568	10,418	10,563	10,420	10,412	10,510	10,335	10,250	10,203	10,255	10,209	10,268	10,506	10,622	10,650	10,645	10,705	10,841	10,632
C000102802
Account Value [Line Items]
Line Graph and Table Measure Name																								Class S
Accumulated Value	10,000		10,083		10,112		10,271		10,258		10,273		10,213		10,111		9,760		9,859		9,894		9,957			9,985		10,048		10,195		10,168		10,230		10,299		10,255		10,267		10,229		10,348		10,216		10,171		10,212		10,166		10,264		10,269		10,273		10,284		10,222		10,144		10,251		10,381		10,436		10,500		10,676		10,725		10,879		10,915		10,993		11,192		11,104		11,106		11,116		11,147		11,359		11,520		11,066		10,896		11,234		11,326		11,510		11,446		11,452		11,427		11,597		11,665		11,717		11,504		11,571		11,695		11,739		11,760		11,851	11,807	11,709	11,697	11,797	11,809	11,486	11,420	11,072	10,691	10,825	10,605	10,936	10,667	10,203	10,088	10,610	10,569	10,904	10,642	10,847	10,830	10,746	10,838	10,862	10,753	10,470	10,344	10,941	11,202	11,177	11,187	11,196	11,062	11,054	11,218	11,305	11,401	11,507	11,362	11,520	11,374	11,384	11,491	11,309	11,225	11,184	11,258	11,209	11,292	11,563	11,691	11,731	11,745	11,812	11,980	11,751
C000223772
Account Value [Line Items]
Line Graph and Table Measure Name																								Institutional Class
Accumulated Value		$ 1,005,814		$ 1,010,326		$ 992,007		$ 997,829		$ 1,008,463		$ 1,012,947		$ 1,014,769		$ 1,021,935		$ 1,018,191		$ 1,009,725		$ 1,008,675			$ 1,017,309		$ 1,018,367		$ 991,157		$ 984,801		$ 955,462		$ 922,622		$ 934,171		$ 915,250		$ 943,024		$ 920,547		$ 880,563		$ 870,650		$ 915,668		$ 911,414		$ 940,296		$ 917,674		$ 935,356		$ 934,617		$ 926,714		$ 935,300		$ 937,400		$ 927,308		$ 902,848		$ 892,022		$ 944,173		$ 965,987		$ 963,855		$ 964,748		$ 965,600		$ 954,001		$ 953,355		$ 967,482		$ 975,730		$ 983,279		$ 992,399		$ 979,924		$ 993,477		$ 981,648		$ 981,765		$ 991,757		$ 975,366		$ 968,086		$ 964,559		$ 970,933		$ 966,675		$ 973,892		$ 997,210		$ 1,009,062		$ 1,012,537		$ 1,012,935		$ 1,019,531		$ 1,033,212		$ 1,013,438
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,074		10,101		10,261		10,268		10,282		10,230		10,123		9,745		9,860		9,925		9,994			10,015		10,088		10,248		10,211		10,294		10,372		10,320		10,345		10,289		10,397		10,275		10,244		10,282		10,245		10,362		10,371		10,396		10,423		10,356		10,292		10,406		10,530		10,610		10,667		10,835		10,876		11,026		11,067		11,156		11,332		11,241		11,261		11,289		11,324		11,527		11,676		11,252		11,111		11,465		11,559		11,754		11,699		11,701		11,666		11,842		11,914		11,990		11,799		11,872		11,972		12,008		12,041		12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,628	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,074		10,101		10,261		10,268		10,282		10,230		10,123		9,745		9,860		9,925		9,994			10,015		10,088		10,248		10,211		10,294		10,372		10,320		10,345		10,289		10,397		10,275		10,244		10,282		10,245		10,362		10,371		10,396		10,423		10,356		10,292		10,406		10,530		10,610		10,667		10,835		10,876		11,026		11,067		11,156		11,332		11,241		11,261		11,289		11,324		11,527		11,676		11,252		11,111		11,465		11,559		11,754		11,699		11,701		11,666		11,842		11,914		11,990		11,799		11,872		11,972		12,008		12,041		12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,628	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,074		10,101		10,261		10,268		10,282		10,230		10,123		9,745		9,860		9,925		9,994			10,015		10,088		10,248		10,211		10,294		10,372		10,320		10,345		10,289		10,397		10,275		10,244		10,282		10,245		10,362		10,371		10,396		10,423		10,356		10,292		10,406		10,530		10,610		10,667		10,835		10,876		11,026		11,067		11,156		11,332		11,241		11,261		11,289		11,324		11,527		11,676		11,252		11,111		11,465		11,559		11,754		11,699		11,701		11,666		11,842		11,914		11,990		11,799		11,872		11,972		12,008		12,041		12,140	12,096	12,009	11,973	12,075	12,095	11,764	11,722	11,342	11,028	11,192	11,008	11,299	11,052	10,628	10,539	11,032	11,064	11,381	11,124	11,371	11,345	11,247	11,359	11,404	11,240	10,911	10,818	11,504	11,772	11,712	11,727	11,726	11,581	11,547	11,724	11,831	11,924	12,042	11,867	12,072	11,896	11,956	12,074	11,869	11,774	11,781	11,855	11,831	11,934	12,210	12,361	12,390	12,401	12,517	12,673	12,379
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		1,006,100		1,012,511		996,424		1,002,569		1,010,978		1,013,994		1,016,778		1,025,211		1,021,449		1,014,078		1,011,113			1,019,721		1,021,366		993,408		989,849		957,761		931,270		945,104		929,625		954,187		933,275		897,455		889,991		931,619		934,286		961,123		939,390		960,233		958,039		949,737		959,251		963,046		949,182		921,363		913,522		971,514		994,094		989,017		990,287		990,256		977,992		975,123		990,070		999,094		1,006,974		1,016,926		1,002,098		1,019,408		1,004,567		1,009,602		1,019,612		1,002,332		994,257		994,895		1,001,089		999,067		1,007,751		1,031,089		1,043,877		1,046,271		1,047,213		1,057,041		1,070,215		1,045,358
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,071		10,092		10,260		10,267		10,266		10,208		10,105		9,694		9,823		9,884		9,953			9,975		10,045		10,211		10,166		10,243		10,323		10,249		10,272		10,219		10,324		10,187		10,154		10,201		10,155		10,268		10,274		10,295		10,324		10,247		10,184		10,311		10,439		10,510		10,567		10,728		10,770		10,906		10,946		11,033		11,205		11,119		11,146		11,167		11,197		11,396		11,525		11,224		11,118		11,484		11,487		11,675		11,609		11,617		11,583		11,740		11,789		11,843		11,635		11,713		11,808		11,826		11,849		11,945	11,905	11,808	11,776	11,879	11,899	11,561	11,525	11,160	10,845	11,013	10,846	11,117	10,892	10,478	10,401	10,879	10,900	11,197	10,948	11,197	11,159	11,059	11,140	11,177	11,019	10,708	10,630	11,253	11,511	11,460	11,471	11,468	11,317	11,271	11,434	11,553	11,658	11,773	11,584	11,797	11,628	11,657	11,773	11,561	11,479	11,482	11,558	11,537	11,634	11,898	12,059	12,094	12,108	12,201	12,356	12,085
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,071		10,092		10,260		10,267		10,266		10,208		10,105		9,694		9,823		9,884		9,953			9,975		10,045		10,211		10,166		10,243		10,323		10,249		10,272		10,219		10,324		10,187		10,154		10,201		10,155		10,268		10,274		10,295		10,324		10,247		10,184		10,311		10,439		10,510		10,567		10,728		10,770		10,906		10,946		11,033		11,205		11,119		11,146		11,167		11,197		11,396		11,525		11,224		11,118		11,484		11,487		11,675		11,609		11,617		11,583		11,740		11,789		11,843		11,635		11,713		11,808		11,826		11,849		11,945	11,905	11,808	11,776	11,879	11,899	11,561	11,525	11,160	10,845	11,013	10,846	11,117	10,892	10,478	10,401	10,879	10,900	11,197	10,948	11,197	11,159	11,059	11,140	11,177	11,019	10,708	10,630	11,253	11,511	11,460	11,471	11,468	11,317	11,271	11,434	11,553	11,658	11,773	11,584	11,797	11,628	11,657	11,773	11,561	11,479	11,482	11,558	11,537	11,634	11,898	12,059	12,094	12,108	12,201	12,356	12,085
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,071		$ 10,092		$ 10,260		$ 10,267		$ 10,266		$ 10,208		$ 10,105		$ 9,694		$ 9,823		$ 9,884		$ 9,953			$ 9,975		$ 10,045		$ 10,211		$ 10,166		$ 10,243		$ 10,323		$ 10,249		$ 10,272		$ 10,219		$ 10,324		$ 10,187		$ 10,154		$ 10,201		$ 10,155		$ 10,268		$ 10,274		$ 10,295		$ 10,324		$ 10,247		$ 10,184		$ 10,311		$ 10,439		$ 10,510		$ 10,567		$ 10,728		$ 10,770		$ 10,906		$ 10,946		$ 11,033		$ 11,205		$ 11,119		$ 11,146		$ 11,167		$ 11,197		$ 11,396		$ 11,525		$ 11,224		$ 11,118		$ 11,484		$ 11,487		$ 11,675		$ 11,609		$ 11,617		$ 11,583		$ 11,740		$ 11,789		$ 11,843		$ 11,635		$ 11,713		$ 11,808		$ 11,826		$ 11,849		$ 11,945	$ 11,905	$ 11,808	$ 11,776	$ 11,879	$ 11,899	$ 11,561	$ 11,525	$ 11,160	$ 10,845	$ 11,013	$ 10,846	$ 11,117	$ 10,892	$ 10,478	$ 10,401	$ 10,879	$ 10,900	$ 11,197	$ 10,948	$ 11,197	$ 11,159	$ 11,059	$ 11,140	$ 11,177	$ 11,019	$ 10,708	$ 10,630	$ 11,253	$ 11,511	$ 11,460	$ 11,471	$ 11,468	$ 11,317	$ 11,271	$ 11,434	$ 11,553	$ 11,658	$ 11,773	$ 11,584	$ 11,797	$ 11,628	$ 11,657	$ 11,773	$ 11,561	$ 11,479	$ 11,482	$ 11,558	$ 11,537	$ 11,634	$ 11,898	$ 12,059	$ 12,094	$ 12,108	$ 12,201	$ 12,356	$ 12,085
DWS Index: Bloomberg Massachusetts Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		$ 1,004,191		$ 1,008,765		$ 991,039		$ 997,683		$ 1,005,779		$ 1,007,354		$ 1,009,321		$ 1,017,501		$ 1,014,080		$ 1,005,781		$ 1,003,064			$ 1,011,900		$ 1,013,606		$ 984,797		$ 981,695		$ 950,582		$ 923,787		$ 938,110		$ 923,830		$ 946,973		$ 927,829		$ 892,510		$ 885,978		$ 926,670		$ 928,458		$ 953,747		$ 932,518		$ 953,731		$ 950,562		$ 942,002		$ 948,880		$ 952,094		$ 938,571		$ 912,157		$ 905,437		$ 958,512		$ 980,554		$ 976,215		$ 977,076		$ 976,874		$ 964,023		$ 960,106		$ 973,980		$ 984,100		$ 993,028		$ 1,002,828		$ 986,740		$ 1,004,898		$ 990,497		$ 992,987		$ 1,002,809		$ 984,802		$ 977,775		$ 978,031		$ 984,543		$ 982,761		$ 991,014		$ 1,013,471		$ 1,027,166		$ 1,030,191		$ 1,031,401		$ 1,039,311		$ 1,052,538		$ 1,029,420